Shareholder Report, Line Graph (Details) 74300185600_Franklin Multi-Asset Income Fund_Class R_TSR Annual {Class R} - USD ($)									12 Months Ended
		Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Dec. 31, 2019	Aug. 31, 2026
Class R
Account Value [Line Items]
Line Graph and Table Measure Name									Class R
Accumulated Value		$ 12,293	$ 11,549	$ 10,034	$ 9,745	$ 11,184	$ 10,374	$ 10,000	$ 13,421
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Index
Accumulated Value		10,329	10,015	9,334	9,447	10,676	10,685	10,000	$ 10,524
Franklin Multi-Asset Income Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]								Franklin Multi-Asset Income Blended Benchmark†
Accumulated Value		$ 13,071	$ 12,171	$ 10,778	$ 10,284	$ 11,549	$ 10,603	$ 10,000	$ 14,058

[1]
†	The Franklin Multi-Asset Income Blended Benchmark is comprised of 43.5% Bloomberg U.S. Aggregate Index, 21.5% Russell 3000 Index, 18.5% Bloomberg U.S. Corporate High Yield Index, 11% Bloomberg Global Aggregate ex-USD Index Hedged USD, and 5.5% MSCI ACWI ex USA Index-NR.